Contractual charter revenue (Details 1)	12 Months Ended
Dec. 31, 2015
Contractual Charter Revenue [Line Items]
Lease Minimum Expiry	Minimum Expiry
Ardmore Seavanguard Feb-17 [Member]
Contractual Charter Revenue [Line Items]
Type Employment	Time Charter
Lease Minimum Expiry	Feb-17
Ardmore Seavantage Jan-17 [Member]
Contractual Charter Revenue [Line Items]
Type Employment	Time Charter
Lease Minimum Expiry	Jan-17
Ardmore Seafarer Dec-15 [Member]
Contractual Charter Revenue [Line Items]
Type Employment	Time Charter
Lease Minimum Expiry	Dec-15
Ardmore Centurion Dec-15 [Member]
Contractual Charter Revenue [Line Items]
Type Employment	Time Charter
Lease Minimum Expiry	Dec-15
Ardmore Cheyenne Feb-17 [Member]
Contractual Charter Revenue [Line Items]
Type Employment	Time Charter
Lease Minimum Expiry	Feb-17
Ardmore Chinook May-17 [Member]
Contractual Charter Revenue [Line Items]
Type Employment	Time Charter
Lease Minimum Expiry	May-17
Ardmore Chippewa Aug-16 [Member]
Contractual Charter Revenue [Line Items]
Type Employment	Time Charter
Lease Minimum Expiry	Aug-16
Ardmore Seavaliant [Member]
Contractual Charter Revenue [Line Items]
Type Employment	Spot
Ardmore Seaventure [Member]
Contractual Charter Revenue [Line Items]
Type Employment	Spot
Ardmore Endeavour [Member]
Contractual Charter Revenue [Line Items]
Type Employment	Spot
Ardmore Sealifter [Member]
Contractual Charter Revenue [Line Items]
Type Employment	Spot
Ardmore Sealeader [Member]
Contractual Charter Revenue [Line Items]
Type Employment	Spot
Ardmore Seatrader [Member]
Contractual Charter Revenue [Line Items]
Type Employment	Spot
Ardmore Seamaster [Member]
Contractual Charter Revenue [Line Items]
Type Employment	Spot
Ardmore Seamariner [Member]
Contractual Charter Revenue [Line Items]
Type Employment	Spot
Ardmore Sealion [Member]
Contractual Charter Revenue [Line Items]
Type Employment	Pool
Ardmore Seafox [Member]
Contractual Charter Revenue [Line Items]
Type Employment	Pool
Ardmore Seawolf [Member]
Contractual Charter Revenue [Line Items]
Type Employment	Pool
Ardmore Seahawk [Member]
Contractual Charter Revenue [Line Items]
Type Employment	Pool
Ardmore Dauntless [Member]
Contractual Charter Revenue [Line Items]
Type Employment	Pool
Ardmore Defender [Member]
Contractual Charter Revenue [Line Items]
Type Employment	Pool
Ardmore Cherokee [Member]
Contractual Charter Revenue [Line Items]
Type Employment	Pool
Ardmore Calypso [Member]
Contractual Charter Revenue [Line Items]
Type Employment	Pool
Ardmore Capella [Member]
Contractual Charter Revenue [Line Items]
Type Employment	Pool